SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)
Accounting policies
Long-lived asset impairment loss	¥ 44,439	¥ 39,615	¥ 150,533
Hotel manager fees recognized as revenue	176,517	155,633
Revenue recognized from customer loyalty program	¥ 77,376	¥ 70,815
Deferred rent current			37,648		¥ 41,595
Deferred rent long-term			¥ 1,023,843	$ 183,248	¥ 1,242,292
Minimum
Accounting policies
Estimated customer loyalty program membership duration	2 years
Maximum
Accounting policies
Estimated customer loyalty program membership duration	5 years